Finance debt - Summary of Fair Value and Carrying Value of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 852	$ 1,006
Financial liabilities	852	1,006
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	63,182	57,723
Financial liabilities	61,722	56,660
Net obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	1,131	1,097
Financial liabilities	656	634
Finance debt
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	65,165	59,826
Financial liabilities	$ 63,230	$ 58,300